                                 August 17, 2006




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004
Attn: Filing Desk, STOP 1-4

                                    EDGARLINK

Re: Comm Bancorp, Inc.
    Report on Form 8-K
    Commission File #0-17455


Dear Sir or Madam:


     In accordance with the Securities and Exchange Act of 1934, we are filing a copy of Form 8-K with respect to this company. Such filing has been made electronically via EDGARLINK.


                                        Sincerely,


                                        /s/ Scott A. Seasock
                                        -----------------------------
                                        Scott A. Seasock
                                        Executive Vice President
                                        and Chief Financial Officer
                                        (Principal Financial Officer)


enclosures

SAS/jk